SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY
Schedule of share capital

	2017		2016		2015
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	240,483	$3,365,962	206,539	$3,133,524	205,732	$3,120,002
Issued for cash:
Public offering	—	—	33,350	230,115	—	—
Share issue costs (net of tax of $2,621)	—	—	—	(7,084)	—	—
Stock Option Plan	—	—	—	—	234	3,205
Non-cash:
Share-based compensation - settled	1,646	20,984	594	9,407	573	10,050
Stock Option Plan - exercised	—	—	—	—	—	267
Balance, end of year	242,129	$3,386,946	240,483	$3,365,962	206,539	$3,133,524

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2017	2016	2015
Cash:
Long-term incentive plans expense	$997	$3,114	$874
Non-Cash:
Long-term incentive plans expense	22,576	26,951	18,878
Stock option plan expense	—	63	709
Equity swap (gain)/loss	184	(3,582)	2,097
Share-based compensation expense	$23,757	$26,546	$22,558

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2017	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU	RSU
Balance, beginning of year	306	2,442	2,698	5,446
Granted	62	835	828	1,725
Vested	—	(528)	(1,125)	(1,653)
Forfeited	—	(36)	(292)	(328)
Balance, end of year	368	2,713	2,109	5,190

Schedule of cumulative share-based compensation expense recognized to-date

At December 31, 2017 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$28,053	$12,323	$40,376
Unrecognized share-based compensation expense	12,977	4,905	17,882
Fair value	$41,030	$17,228	$58,258
Weighted-average remaining contractual term (years)	1.7	1.3

(1)Includes estimated performance multipliers.

Schedule of the stock option plan activity for the period

	Number of Options	Weighted Average
Year ended December 31, 2017	(thousands)	Exercise Price
Options outstanding, beginning of year	5,900	$18.29
Forfeited	(414)	18.74
Options outstanding and exercisable, end of year	5,486	$18.25

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2017	2016	2015
Net income/(loss)	$236,998	$397,416	$(1,523,403)

Weighted average shares outstanding - Basic	241,929	226,530	206,205
Dilutive impact of share-based compensation(1)	5,945	4,763	—
Weighted average shares outstanding - Diluted	247,874	231,293	206,205
Net income/(loss) per share
Basic	$0.98	$1.75	$(7.39)
Diluted	$0.96	$1.72	$(7.39)

(1)  For the year ended December 31, 2015, the impact of share-based compensation was anti‑dilutive as a conversion to shares would not increase the loss per share.